Loss Per Share	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
LOSS PER SHARE
NOTE 22:-	LOSS PER SHARE

a.	Details of the number of shares and loss used in the computation of loss per share:

	Year ended December 31,
	2024		2023		2022
Amounts used in the computation of basic and diluted loss	Weighted number of shares	Loss	Weighted number of shares	Loss	Weighted number of shares	Loss
		USD		USD		USD
Continuing operations:

Basic loss per share	277,380	(7,472)	19,413	(5,883)	8,379	$(2,592)

Effect of potential dilutive ordinary shares	-	-	-	-	-	-

Diluted loss per share	277,380	(7,472)	19,413	(5,883)	8,379	(2,592)

b.	The computation of diluted loss per share did not include the following convertible securities since their inclusion would decrease the loss per share (anti-dilutive effect):

1.	Share Options to employees, officers, directors and consultants; and

2.	Non-marketable warrants to investors.